Unsecured Borrowings	12 Months Ended
Dec. 31, 2014
Unsecured Borrowings [Abstract]
UNSECURED BORROWINGS

6. UNSECURED BORROWINGS

	Balance as of
	December 31, 2014	December 31, 2013
	(in thousands)
Outstanding principal balance:
2020 Notes	$375,000	$300,000
2021 Notes	325,000	—
Unamortized discount	(10,548)	(8,433)
Unsecured borrowings, net	$689,452	$291,567

On December 11, 2013, the Company sold $300.0 million aggregate principal amount of unsecured 6.75% Senior Notes due 2020 (together with the Additional 2020 Notes (as defined below),  the “2020 Notes”). In connection with the issuance, the Company paid an underwriting discount totaling $8.5 million.

Pursuant to the indenture governing the 2020 Notes, the Company is subject to restrictive covenants which relate to dividend payments, incurrence of debt, repurchases of common shares, investments, disposition of aircraft and transactions with affiliates. Certain of these covenants will be suspended if the 2020 Notes obtain an investment grade rating.

On October 3, 2014, the Company sold $75.0 million aggregate principal amount of the 2020 Notes (the “Additional 2020 Notes”) and $325.0 million aggregate principal amount of 6.375% Senior Notes due 2021 (the “2021 Notes”). The Additional 2020 Notes were issued as additional notes under the 2020 Notes indenture, and were sold at a price of 104.75% of the principal amount thereof. The 2021 Notes were issued under an indenture containing substantially similar terms as the indenture governing the 2020 Notes and were sold at par. The Company received net cash proceeds of $396.6 million after deducting the underwriting discounts. The Company intends to use the net proceeds from the offerings for general corporate purposes, including the acquisition of aircraft.

The 2020 Notes and 2021 Notes are unsecured obligations of the Company and rank pari passu in right of payment with any existing and future senior indebtedness of the Company. The 2020 Notes have a maturity date of December 15, 2020 and the 2021 Notes have a maturity date of October 15, 2021.

Interest on the 2020 Notes is payable semi-annually on June 15 and December 15 of each year. As of December 31, 2014, accrued interest on the 2020 Notes totaled $1.1 million. Interest on the 2021 Notes is payable semi-annually on April 15 and October 15 of each year, beginning on April 15, 2015. As of December 31, 2014, accrued interest on the 2021 Notes totaled $5.1 million.

At any time prior to December 15, 2016, the Company may redeem up to 35% of the original principal amount of the 2020 Notes with the proceeds of certain equity offerings at a redemption price of 106.75% of the principal amount thereof, together with accrued and unpaid interest to, but not including, the date of redemption. On and after December 15, 2016, the Company may redeem the 2020 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

Redeemed during the 12-month period commencing on December 15 of the years set forth below:	Redemption Price
2016	105.063%
2017	103.375%
2018	101.688%
2019 and thereafter	100.000%

At any time prior to December 15, 2016, the Company may also redeem all or a portion of the 2020 Notes at par, plus accrued and unpaid interest to the redemption date and a ‘‘make-whole premium’’ equal to the present value of all future interest payments called for under the indenture.

At any time prior to October 15, 2017, the Company may redeem up to 35% of the original principal amount of the 2021 Notes with the proceeds of certain equity offerings at a redemption price of 106.375% of the principal amount thereof, together with accrued and unpaid interest to, but not including, the date of redemption. On and after October 15, 2017, the Company may redeem the 2021 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

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Redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2017	104.781%
2018	103.188%
2019	101.594%
2020 and thereafter	100.000%

At any time prior to October 15, 2017, the Company may also redeem all or a portion of the 2021 Notes at par, plus accrued and unpaid interest to the redemption date and a ‘‘make-whole premium’’ equal to the present value of all future interest payments called for under the indenture.

Should the Company experience a change of control (as defined in the indenture), holders of the 2020 Notes and the 2021 Notes have the right to require the Company to repurchase all or any part of their 2020 Notes and 2021 Notes for payment in cash equal to 101% of the aggregate principal amount of the 2020 Notes and 2021 Notes repurchased plus accrued and unpaid interest.

A default in any of the aircraft owning entities in respect of obligations in excess of $50.0 million and holders of such obligation accelerate or demand repayment of amounts due thereunder, would constitute an event of default. As of December 31, 2014, the Company was not in default under the indentures governing the 2020 Notes or the 2021 Notes.